Quarterly Holdings Report
for
Fidelity® MSCI Consumer Staples Index ETF
April 30, 2021
T02-QTLY-0621
1.9584804.107

Schedule of Investments April 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
BEVERAGES – 23.2%
Brewers – 1.1%
Molson Coors Beverage Co. Class B	77,023	$4,232,414
The Boston Beer Co., Inc. Class A (a)	4,367	5,312,412
		9,544,826
Distillers & Vintners – 2.9%
Brown-Forman Corp. Class B	121,367	9,257,874
Constellation Brands, Inc. Class A	63,453	15,249,025
MGP Ingredients, Inc.	11,439	687,484
		25,194,383
Soft Drinks – 19.2%
Celsius Holdings, Inc. (a)	2,305	132,077
Coca-Cola Bottling Co. Consolidated	3,428	1,005,261
Keurig Dr Pepper, Inc.	81,094	2,907,220
Monster Beverage Corp. (a)	157,208	15,257,036
National Beverage Corp.	25,826	1,254,885
PepsiCo, Inc.	474,985	68,473,838
The Coca-Cola Co.	1,412,440	76,243,511
		165,273,828
TOTAL BEVERAGES		200,013,037
FOOD & STAPLES RETAILING – 21.7%
Drug Retail – 2.0%
Rite Aid Corp. (a)	73,390	1,285,793
Walgreens Boots Alliance, Inc.	297,205	15,781,585
		17,067,378
Food Distributors – 3.2%
Performance Food Group Co. (a)	54,485	3,198,269
SpartanNash Co.	45,742	886,023
Sysco Corp.	191,400	16,217,322
The Andersons, Inc.	26,474	760,333
The Chefs' Warehouse, Inc. (a)	28,869	930,448
United Natural Foods, Inc. (a)	53,932	1,987,934
US Foods Holding Corp. (a)	91,228	3,782,313
		27,762,642
Food Retail – 2.3%
Casey's General Stores, Inc.	16,569	3,681,466
Grocery Outlet Holding Corp. (a)	5,838	235,797
Ingles Markets, Inc. Class A	17,651	1,081,830
Sprouts Farmers Market, Inc. (a)	65,552	1,678,787
The Kroger Co.	317,858	11,614,531
Village Super Market, Inc. Class A	12,518	305,189
Weis Markets, Inc.	16,660	863,821
		19,461,421
Hypermarkets & Super Centers – 14.2%
BJ's Wholesale Club Holdings, Inc. (a)	62,738	2,802,506
Costco Wholesale Corp.	134,352	49,991,036
PriceSmart, Inc.	16,021	1,346,405
Walmart, Inc.	490,365	68,606,967
		122,746,914
TOTAL FOOD & STAPLES RETAILING		187,038,355

	Shares	Value
FOOD PRODUCTS – 20.1%
Agricultural Products – 3.2%
Archer-Daniels-Midland Co.	219,639	$ 13,865,810
Bunge Ltd.	60,014	5,066,382
Darling Ingredients, Inc. (a)	80,456	5,587,669
Fresh Del Monte Produce, Inc.	28,010	789,882
Ingredion, Inc.	29,692	2,773,530
		28,083,273
Packaged Foods & Meats – 16.9%
B&G Foods, Inc.	42,379	1,236,619
Beyond Meat, Inc. (a)	793	104,422
Calavo Growers, Inc.	10,780	842,242
Cal-Maine Foods, Inc.	21,595	806,789
Campbell Soup Co.	74,806	3,571,987
Conagra Brands, Inc.	193,194	7,165,566
Flowers Foods, Inc.	87,781	2,103,233
Freshpet, Inc. (a)	22,909	4,234,041
General Mills, Inc.	227,813	13,864,699
Hormel Foods Corp.	118,779	5,487,590
Hostess Brands, Inc. (a)	84,089	1,285,721
J&J Snack Foods Corp.	8,026	1,321,160
John B Sanfilippo & Son, Inc.	8,438	741,700
Kellogg Co.	102,469	6,396,115
Lamb Weston Holdings, Inc.	60,652	4,882,486
Lancaster Colony Corp.	9,893	1,827,336
Landec Corp. (a)	38,407	434,767
McCormick & Co., Inc. (non-vtg.)	95,655	8,643,386
Mondelez International, Inc. Class A	539,467	32,804,988
Pilgrim's Pride Corp. (a)	38,075	912,277
Post Holdings, Inc. (a)	27,544	3,133,956
Sanderson Farms, Inc.	10,693	1,759,319
Seaboard Corp.	204	729,910
The Hain Celestial Group, Inc. (a)	53,434	2,191,328
The Hershey Co.	57,659	9,473,374
The JM Smucker Co.	45,191	5,919,569
The Kraft Heinz Co.	261,080	10,779,993
The Simply Good Foods Co. (a)	53,949	1,863,938
Tootsie Roll Industries, Inc.	18,006	568,450
TreeHouse Foods, Inc. (a)	28,185	1,341,606
Tyson Foods, Inc. Class A	114,283	8,851,218
Utz Brands, Inc.	3,941	115,471
Vital Farms, Inc. (a)	2,654	64,545
		145,459,801
TOTAL FOOD PRODUCTS		173,543,074
HOUSEHOLD PRODUCTS – 21.5%
Household Products – 21.5%
Central Garden and Pet Co. (a)	14,018	758,934
Central Garden and Pet Co. Class A (a)	30,646	1,509,928
Church & Dwight Co., Inc.	99,938	8,568,684
Colgate-Palmolive Co.	309,787	24,999,811
Energizer Holdings, Inc.	33,537	1,653,374

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HOUSEHOLD PRODUCTS – continued
Household Products – continued
Kimberly-Clark Corp.	132,072	$ 17,607,839
Spectrum Brands Holdings, Inc.	25,906	2,283,355
The Clorox Co.	49,986	9,122,445
The Procter & Gamble Co.	876,718	116,971,716
WD-40 Co.	8,371	2,082,203
TOTAL HOUSEHOLD PRODUCTS		185,558,289
PERSONAL PRODUCTS – 4.5%
Personal Products – 4.5%
BellRing Brands, Inc. Class A (a)	4,095	105,610
Coty, Inc. Class A (a)	141,924	1,420,659
Edgewell Personal Care Co.	33,326	1,273,053
elf Beauty, Inc. (a)	32,362	978,950
Herbalife Nutrition Ltd. (a)	54,136	2,477,805
Inter Parfums, Inc.	14,510	1,067,936
Medifast, Inc.	9,240	2,098,312
Nu Skin Enterprises, Inc. Class A	28,808	1,522,791
The Estee Lauder Cos., Inc. Class A	84,676	26,571,329
USANA Health Sciences, Inc. (a)	10,749	967,303
TOTAL PERSONAL PRODUCTS		38,483,748
TOBACCO – 8.6%
Tobacco – 8.6%
Altria Group, Inc.	640,734	30,595,048
Philip Morris International, Inc.	425,545	40,426,775

	Shares	Value

Turning Point Brands, Inc.	20,718	$ 1,011,453
Universal Corp.	16,422	923,409
Vector Group Ltd.	91,377	1,192,470
TOTAL TOBACCO		74,149,155
TOTAL COMMON STOCKS (Cost $746,412,978)		858,785,658
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $2,220,000)	2,220,000	2,220,000
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $748,632,978)		861,005,658
NET OTHER ASSETS (LIABILITIES) (c) – 0.2%		1,499,100
NET ASSETS – 100.0%		$ 862,504,758

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $178,000 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1	June 2021	$ 113,075	$ 1,508	$ 1,508
CME E-mini S&P Consumer Staples Select Sector Index Contracts (United States)	49	June 2021	3,418,240	98,394	98,394
Total Equity Index Contracts					$ 99,902
The notional amount of futures purchased as a percentage of Net Assets is 0.4%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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5	Quarterly Report